Audit Fees (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Audit fees
Audit fees(1)	€ 730	€ 648	€ 179
Audit-related fees	159	143	724
Total	€ 889	€ 791	€ 903